LEASES (Details) ₫ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)
LEASES
Revenue from leasing activities	₫ 226,000.0	$ 9.3	₫ 179,200.0
Cost of leasing activities	₫ 211,200.0	$ 8.7	₫ 212.8